Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	94.80%	87.40%	99.20%
Other securities	5.20%	12.60%	0.80%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.50%	1.80%	1.40%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	24.80%	22.60%	22.30%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	59.90%	55.80%	66.50%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.40%	3.80%	4.20%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.90%	0.90%	0.70%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	2.30%	2.50%	4.10%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.40%	0.00%	0.00%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	4.80%	12.60%	0.80%